Royalty, stream and working interests - Mine Waste Solutions stream (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Royalty, stream and working interests
Recoverable amount		$ 476.7
Streams
Royalty, stream and working interests
Impairment reversal amount	$ (9.6)
Recoverable amount	114.8
Streams | Mine Waste Solutions
Royalty, stream and working interests
Impairment reversal amount	(9.6)
Recoverable amount	$ 114.8